Wells, Pipelines, Properties, Plant and Equipment, Net - Property, Plant and Equipment (Detail) $ in Thousands, $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2023 MXN ($)	Sep. 30, 2022 MXN ($)	Sep. 30, 2023 MXN ($)	Sep. 30, 2022 MXN ($)	Dec. 31, 2022 MXN ($)	Jan. 20, 2022 MXN ($)	Jan. 20, 2022 USD ($)
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance			$ 1,368,750,850
Translation effect			(27,450,970)	$ (323,024)
Ending balance	$ 1,366,101,270	$ 1,451,531,756	1,366,101,270	1,451,531,756
Acquired assets						$ 29,669,961	$ 1,454,196
Depreciation and amortization expense			87,402,614	106,232,390
Plugging and abandonment cost			85,996	72,321
Provisions for plugging wells	63,847,998		63,847,998		$ 66,699,388
(Impairment) reversal of impairment of wells, pipelines, properties, plant and equipment, net	(8,113,061)	(7,254,264)	(74,197,552)	56,873,846
Investment
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance			4,150,256,095	3,811,116,522
Acquisitions			202,793,760	232,194,967
Reclassifications			3,225,090	(80,750)
Capitalization			0	0
Disposals			(32,339,570)	(6,544,520)
Translation effect			(35,334,020)	(1,816,197)
Ending balance	4,288,601,355	4,034,870,022	4,288,601,355	4,034,870,022
Accumulated depreciation and amortization
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance			(2,781,505,245)	(2,536,583,915)
Depreciation and amortization			(87,402,614)	(106,232,390)
Reclassifications			(3,225,090)	80,750
(Impairment)			(105,366,862)	(48,794,953)
Reversal of impairment			31,169,310	105,668,799
Disposals			15,947,366	1,030,270
Translation effect			7,883,050	1,493,173
Ending balance	(2,922,500,085)	(2,583,338,266)	(2,922,500,085)	(2,583,338,266)
Plants
Disclosure of detailed information about property, plant and equipment [line items]
Ending balance	244,629,386	326,861,367	244,629,386	326,861,367
Plants | Investment
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance			1,053,836,879	951,486,189
Acquisitions			10,776,830	29,011,070
Reclassifications			2,098,250	1,325,400
Capitalization			10,120,490	16,103,330
Disposals			(6,333,370)	(1,513,220)
Translation effect			(12,740,160)	(1,154,917)
Ending balance	1,057,758,919	995,257,852	1,057,758,919	995,257,852
Plants | Accumulated depreciation and amortization
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance			(789,443,853)	(682,489,735)
Depreciation and amortization			(24,361,100)	(28,447,920)
Reclassifications			(491,110)	(28,640)
(Impairment)			(24,609,910)	(25,633,448)
Reversal of impairment			13,863,830	67,221,448
Disposals			4,749,890	179,220
Translation effect			7,162,720	802,590
Ending balance	(813,129,533)	(668,396,485)	$ (813,129,533)	(668,396,485)
Plants | Bottom of range
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation rates			3.00%
Estimated useful lives			20 years
Plants | Top of range
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation rates			5.00%
Estimated useful lives			35 years
Drilling equipment
Disclosure of detailed information about property, plant and equipment [line items]
Ending balance	10,050,731	6,633,338	$ 10,050,731	6,633,338
Depreciation rates			5.00%
Estimated useful lives			20 years
Drilling equipment | Investment
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance			$ 14,840,995	13,548,596
Acquisitions			3,090,780	365,480
Reclassifications			0	0
Capitalization			0	0
Disposals			(1,156,350)	(893,530)
Translation effect			0	0
Ending balance	16,775,425	13,020,546	16,775,425	13,020,546
Drilling equipment | Accumulated depreciation and amortization
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance			(6,593,644)	(6,281,568)
Depreciation and amortization			(526,030)	(331,820)
Reclassifications			0	0
(Impairment)			0	0
Reversal of impairment			0	0
Disposals			394,980	0
Translation effect			0	226,180
Ending balance	(6,724,694)	(6,387,208)	(6,724,694)	(6,387,208)
Pipelines
Disclosure of detailed information about property, plant and equipment [line items]
Ending balance	209,640,097	264,029,309	209,640,097	264,029,309
Pipelines | Investment
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance			493,683,632	495,475,879
Acquisitions			1,715,570	2,153,240
Reclassifications			103,360	0
Capitalization			10,780,630	7,900,270
Disposals			(17,979,170)	(252,940)
Translation effect			(219,730)	(23,310)
Ending balance	488,084,292	505,253,139	488,084,292	505,253,139
Pipelines | Accumulated depreciation and amortization
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance			(264,441,515)	(236,437,335)
Depreciation and amortization			(9,497,240)	(11,578,310)
Reclassifications			(103,360)	0
(Impairment)			(14,641,010)	(1,321,170)
Reversal of impairment			648,720	7,814,245
Disposals			9,449,190	267,010
Translation effect			141,020	31,730
Ending balance	(278,444,195)	(241,223,830)	$ (278,444,195)	(241,223,830)
Pipelines | Bottom of range
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation rates			2.00%
Estimated useful lives			15 years
Pipelines | Top of range
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation rates			7.00%
Estimated useful lives			45 years
Wells
Disclosure of detailed information about property, plant and equipment [line items]
Ending balance	340,679,531	329,188,490	$ 340,679,531	329,188,490
Wells | Investment
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance			1,586,407,714	1,487,962,570
Acquisitions			25,757,400	22,648,940
Reclassifications			2,967,760	0
Capitalization			59,000,230	48,128,330
Disposals			(1,094,130)	0
Translation effect			0	0
Ending balance	1,673,038,974	1,558,739,840	1,673,038,974	1,558,739,840
Wells | Accumulated depreciation and amortization
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance			(1,260,106,083)	(1,182,871,028)
Depreciation and amortization			(41,645,430)	(49,906,090)
Reclassifications			(2,989,670)	0
(Impairment)			(39,710,970)	(12,148,001)
Reversal of impairment			12,067,350	15,302,089
Disposals			25,360	0
Translation effect			0	71,680
Ending balance	(1,332,359,443)	(1,229,551,350)	(1,332,359,443)	(1,229,551,350)
Buildings
Disclosure of detailed information about property, plant and equipment [line items]
Ending balance	24,702,916	26,450,525	24,702,916	26,450,525
Buildings | Investment
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance			73,865,712	70,711,580
Acquisitions			13,360	2,129,720
Reclassifications			(30,860)	0
Capitalization			260,310	930,740
Disposals			(49,390)	(60,140)
Translation effect			(934,660)	(106,400)
Ending balance	73,124,472	73,605,500	73,124,472	73,605,500
Buildings | Accumulated depreciation and amortization
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance			(47,796,496)	(45,856,045)
Depreciation and amortization			(1,388,460)	(1,430,920)
Reclassifications			296,380	0
(Impairment)			0	0
Reversal of impairment			0	0
Disposals			0	56,260
Translation effect			467,020	75,730
Ending balance	(48,421,556)	(47,154,975)	$ (48,421,556)	(47,154,975)
Buildings | Bottom of range
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation rates			3.00%
Estimated useful lives			33 years
Buildings | Top of range
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation rates			7.00%
Estimated useful lives			35 years
Offshore platforms
Disclosure of detailed information about property, plant and equipment [line items]
Ending balance	100,480,300	147,798,164	$ 100,480,300	147,798,164
Depreciation rates			4.00%
Estimated useful lives			25 years
Offshore platforms | Investment
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance			$ 420,363,210	415,885,213
Acquisitions			1,129,700	1,180,740
Reclassifications			(1,844,530)	(1,039,690)
Capitalization			7,966,840	2,376,410
Disposals			(944,190)	(130)
Translation effect			0	0
Ending balance	426,671,030	418,402,543	426,671,030	418,402,543
Offshore platforms | Accumulated depreciation and amortization
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance			(294,192,090)	(264,074,556)
Depreciation and amortization			(7,837,130)	(11,827,740)
Reclassifications			98,620	28,200
(Impairment)			(24,990,370)	(8,187,040)
Reversal of impairment			0	13,456,757
Disposals			730,240	0
Translation effect			0	0
Ending balance	(326,190,730)	(270,604,379)	(326,190,730)	(270,604,379)
Furniture and equipment
Disclosure of detailed information about property, plant and equipment [line items]
Ending balance	5,554,644	8,532,368	5,554,644	8,532,368
Furniture and equipment | Investment
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance			50,809,657	49,310,555
Acquisitions			1,225,920	5,447,380
Reclassifications			43,270	(202,330)
Capitalization			587,390	702,690
Disposals			(570,820)	(351,550)
Translation effect			(65,450)	(56,280)
Ending balance	52,029,967	54,850,465	52,029,967	54,850,465
Furniture and equipment | Accumulated depreciation and amortization
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance			(45,932,403)	(44,695,207)
Depreciation and amortization			(1,096,360)	(2,134,580)
Reclassifications			(36,010)	77,150
(Impairment)			0	0
Reversal of impairment			50	0
Disposals			546,910	156,240
Translation effect			42,490	278,300
Ending balance	(46,475,323)	(46,318,097)	$ (46,475,323)	(46,318,097)
Furniture and equipment | Bottom of range
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation rates			3.00%
Estimated useful lives			3 years
Furniture and equipment | Top of range
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation rates			10.00%
Estimated useful lives			10 years
Transportation equipment
Disclosure of detailed information about property, plant and equipment [line items]
Ending balance	15,180,347	11,797,068	$ 15,180,347	11,797,068
Transportation equipment | Investment
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance			29,297,417	28,534,437
Acquisitions			2,864,520
Reclassifications			(60)	(4,721,920)
Capitalization			49,700	1,116,720
Disposals			(59,810)	(696,380)
Translation effect			(406,010)	(60,590)
Ending balance	31,745,757	27,049,497	31,745,757	27,049,497
Transportation equipment | Investment | Increase (decrease) due to corrections of prior period errors
Disclosure of detailed information about property, plant and equipment [line items]
Acquisitions				2,877,230
Transportation equipment | Accumulated depreciation and amortization
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance			(15,664,032)	(15,059,962)
Depreciation and amortization			(1,050,864)	(575,010)
Reclassifications			60	4,040
(Impairment)			0	0
Reversal of impairment			28,830	0
Disposals			50,796	371,540
Translation effect			69,800	6,963
Ending balance	(16,565,410)	(15,252,429)	$ (16,565,410)	(15,252,429)
Transportation equipment | Bottom of range
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation rates			4.00%
Estimated useful lives			5 years
Transportation equipment | Top of range
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation rates			20.00%
Estimated useful lives			25 years
Construction in progress
Disclosure of detailed information about property, plant and equipment [line items]
Ending balance	362,165,513	285,438,634	$ 362,165,513	285,438,634
Construction in progress | Investment
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance			374,025,584	253,435,510
Acquisitions			156,091,590	166,324,927
Reclassifications			(112,100)	4,557,790
Capitalization			(88,765,590)	(77,672,310)
Disposals			(4,149,920)	(2,375,930)
Translation effect			(20,734,850)	(381,840)
Ending balance	416,354,714	343,888,147	416,354,714	343,888,147
Construction in progress | Accumulated depreciation and amortization
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance			(57,335,129)	(58,818,479)
Depreciation and amortization			0	0
Reclassifications			0	0
(Impairment)			(1,414,602)	(1,505,294)
Reversal of impairment			4,560,530	1,874,260
Disposals			0	0
Translation effect			0	0
Ending balance	(54,189,201)	(58,449,513)	(54,189,201)	(58,449,513)
Land
Disclosure of detailed information about property, plant and equipment [line items]
Ending balance	53,017,805	44,802,493	53,017,805	44,802,493
Land | Investment
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance			53,125,295	44,765,993
Acquisitions			128,090	56,240
Reclassifications			0	0
Capitalization			0	413,820
Disposals			(2,420)	(400,700)
Translation effect			(233,160)	(32,860)
Ending balance	53,017,805	44,802,493	53,017,805	44,802,493
Land | Accumulated depreciation and amortization
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance			0	0
Depreciation and amortization			0	0
Reclassifications			0	0
(Impairment)			0	0
Reversal of impairment			0	0
Disposals			0	0
Translation effect			0	0
Ending balance	$ 0	$ 0	0	0
Pemex Exploration and Production
Disclosure of detailed information about property, plant and equipment [line items]
Financing cost			$ 3,565,226	$ 3,201,474
Pemex Exploration and Production | Bottom of range
Disclosure of detailed information about property, plant and equipment [line items]
Financing costs rates			6.47%	5.40%
Pemex Exploration and Production | Top of range
Disclosure of detailed information about property, plant and equipment [line items]
Financing costs rates			7.55%	6.64%